SUPPLEMENT DATED MARCH 20, 2009
TO THE CLASS A, B, AND C PROSPECTUS
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Upcoming Fund Actions

On March 9, 2009, the Board of Directors for Principal Funds, Inc. approved the proposals listed below.

The following proposals will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for September 2009. Additional information about these proposals will be provided in the Proxy Statement that is expected to be mailed to record date shareholders in August 2009.

Proposal 1: Acquisition of the LargeCap Blend Fund I by the Disciplined LargeCap Blend Fund. Proposal 2: Acquisition of the LargeCap Growth Fund I by the LargeCap Growth Fund.

The following proposals will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for November 2009. Additional information about these proposals will be provided in the Proxy Statement that is expected to be mailed to record date shareholders in October 2009.

Proposal 3: Acquisition of the LargeCap Blend Fund II by the Disciplined LargeCap Blend Fund. Proposal 4: Acquisition of the LargeCap Growth Fund II by the LargeCap Growth Fund. Proposal 5: Acquisition of the LargeCap Value Fund III by the LargeCap Value Fund.

Proposal 6: Acquisition of the SmallCap Growth Fund II by the SmallCap Growth Fund.

Also on March 9, 2009, the Board of Directors for Principal Funds, Inc. approved the proposed offer to Class C shareholders of Principal LifeTime Strategic Income, 2010, 2020, 2030, 2040, and 2050 Funds to exchange into Class A shares of their respective Principal LifeTime Strategic Income, 2010, 2020, 2030, 2040, and 2050 Funds.

Risk/Return Summary

BOND & MORTGAGE SECURITIES FUND

Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	5 Years	Life of Fund
Class A (before taxes)	-17.90%	-1.34%	1.62%
(after taxes on distributions)(2)	-19.32	-2.81	0.05
(after taxes on distributions and sale of shares)(2)	-11.55	-1.90	0.50
Class B	-19.31	-1.53	1.52
Class C	-16.10	-1.36	1.36
Barclays Capital Aggregate Bond Index(3)	5.24	4.65	5.74
Morningstar Intermediate-Term Bond Category Average	-4.70	1.81	3.68

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Replace the Example table with the following:

		If you sell your shares				If you do not sell your shares
				Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$467	$670	$ 911	$1,601	$467	$670	$ 911	$1,601
Class B	663	980	1,248	2,085	163	580	1,048	2,085
Class C	278	718	1,299	2,878	178	718	1,299	2,878

CALIFORNIA MUNICIPAL FUND

Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	5 Years	10 Years
Class A (before taxes)	-20.80%	-2.19%	1.27%
(after taxes on distributions)(2)	-20.80	-2.25	1.22
(after taxes on distributions and sale of shares)(2)	-12.00	-1.09	1.81
Class B	-22.24	-2.51	1.05
Class C	-19.19	-2.19	0.91
Barclays Capital Municipal Bond Index(3)	-2.47	2.71	4.26
Morningstar Muni California Long Category Average	-11.05	0.43	2.54

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1989. The predecessor fund’s performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.
(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
(3)	Index performance information reflects no deduction for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Replace the Example table with the following:

		If you sell your shares				If you do not sell your shares
			Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$481	$706	$ 948	$1,643	$481	$706	$ 948	$1,643
Class B	688	982	1,201	1,968	188	582	1,001	1,968
Class C	310	649	1,114	2,400	210	649	1,114	2,400

GOVERNMENT & HIGH QUALITY BOND FUND

Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	5 Years	Life of Fund
Class A (before taxes)	-4.61%	1.56%	3.00%
(after taxes on distributions)(2)	-6.14	0.14	1.45
(after taxes on distributions and sale of shares)(2)	-2.99	0.52	1.64
Class B	-7.97	0.87	2.55
Class C	-4.01	1.28	2.55
Barclays Capital Government/Mortgage Index(3)	10.17	5.74	6.14
Morningstar Intermediate Government Category Average	4.76	3.84	4.60

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Replace the Example table with the following:

		If you sell your shares				If you do not sell your shares
				Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$315	$506	$ 712	$1,308	$315	$506	$ 712	$1,308
Class B	682	963	1,170	1,871	182	563	970	1,871
Class C	268	630	1,129	2,502	168	630	1,129	2,502

HIGH YIELD FUND
Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	5 Years	10 Years
Class A (before taxes)	-24.26%	1.69%	5.09%
(after taxes on distributions)(2)	-26.31	-1.06	1.64
(after taxes on distributions and sale of shares)(2)	-15.49	0.12	2.34
Class B	-25.68	1.39	4.85
Class C	-22.74	1.70	4.65
Citigroup US High-Yield Market Capped Index(3)	-25.30	-0.77	N/A(4)
Morningstar High Yield Bond Category Average	-26.41	-1.84	1.12

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998. The predecessor fund’s performance between 1998 and 1999 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.
(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance information reflects no deduction for fees, expenses, or taxes.
(4)	The inception date of the Citigroup US High-Yield Market Capped Index is January 2, 2002.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Replace the Example table with the following:

		If you sell your shares				If you do not sell your shares
			Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$465	$657	$ 865	$1,464	$465	$657	$865	$1,464
Class B	677	948	1,144	1,835	177	548	944	1,835
Class C	273	536	923	2,009	173	536	923	2,009

INCOME FUND
Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	5 Years	10 Years
Class A (before taxes)	-7.05%	1.93%	4.34%
(after taxes on distributions)(2)	-8.92	0.02	2.04
(after taxes on distributions and sale of shares)(2)	-4.55	0.56	2.30
Class B	-10.18	1.30	3.98
Class C	-6.60	1.62	3.86
Citigroup Broad Investment-Grade Bond Index(3)	7.02	5.11	5.86
Morningstar Intermediate-Term Bond Category Average	-4.70	1.81	4.01

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975. The predecessor portfolio’s performance in 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.
(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Replace the Example table with the following:

		If you sell your shares				If you do not sell your shares
			Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$315	$507	$ 716	$1,318	$315	$507	$716	$1,318
Class B	667	929	1,116	1,793	167	529	916	1,793
Class C	268	549	958	2,102	168	549	958	2,102

INFLATION PROTECTION FUND

Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	Life of Fund
Class A (before taxes)	-21.55%	-3.73%
(after taxes on distributions)(2)	-23.22	-5.54
(after taxes on distributions and sale of shares)(2)	-13.79	-3.99
Class C	19.69	-3.52
Barclays Capital US Treasury TIPS Index(3)	-2.35	3.00
Morningstar Inflation-Protected Bond Category Average	-4.08	1.76

(1)	Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 29, 2004.
(2)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.” a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A and 1.65% for Class C shares, respectively.

Replace the Example table with the following:
		If you sell your shares				If you do not sell your shares
				Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$463	$689	$ 937	$1,645	$463	$689	$ 937	$1,645
Class C	268	746	1,372	3,057	168	746	1,372	3,057

INTERNATIONAL GROWTH FUND

Replace the first paragraph and bulleted list with the following:

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. The Fund invests in equity securities of foreign companies, which are:

  companies with their principal place of business or principal offices outside the U.S. or companies for which the principal securities trading market is outside the U.S.

MIDCAP VALUE FUND I

Annual Fund Operating Expenses table, footnote (1) should read as follows:

(1)	Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.10% for Class B, and 2.10% for Class C shares, respectively.

MIDCAP VALUE FUND II

Replace the Class A line in the Example table with the following:

		If you sell your shares			If you do not sell your shares
			Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$755	$1,183	$1,638	$2,905	$755	$1,183	$1,638	$2,905

MORTGAGE SECURITIES FUND
Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008				1 Year	5 Years	10 Years
Class A (before taxes)				1.25%	3.39%	4.43%
(after taxes on distributions)(2)				-0.37	1.79	2.54
(after taxes on distributions and sale of shares)(2)				0.79	1.95	2.62
Class B				-2.08	2.74	4.06
Class C				1.91	3.13	3.97
Citigroup Mortgage Index(3)				8.49	5.61	6.10
Morningstar Intermediate Government Category Average				4.76	3.84	4.66

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. The predecessor fund’s performance between 1998 and 2000 benefited from the agreement of Edge and its affiliates to limit the fund’s expenses. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.
(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance information reflects no deduction for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Replace the Annual Fund Operating Expense table with the following:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2008	Class A(1)	Class B(1)	Class C(1)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees Other	0.25(2)	1.00	1.00
Expenses	0.19	0.23	0.45
Total Annual Fund Operating Expenses	0.94%	1.73%	1.95%
Expense Reimbursement	0.13	0.08	0.32
Net Expenses	0.81%	1.65%	1.63%

(1)	Principal has contractually agreed to limit the Fund’s expense attributable to Class A, B and C shares and, if necessary, pay expenses normally payable by the Fund excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Class A, 1.65% for Class B and 1.63% for Class C shares, respectively.
(2)	The Distributor has contractually agreed to limit the Fund’s Distribution and/or Service (12b-1) Fees normally payable by the Fund through the period ending April 30, 2010. The limit will maintain the level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.15% for Class A shares.

Replace the Example table with the following:

		If you sell your shares				If you do not sell your shares
				Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$306	$499	$ 715	$1,336	$306	$499	$ 715	$1,336
Class B	668	936	1,130	1,824	168	536	930	1,824
Class C	266	576	1,018	2,245	166	576	1,018	2,245

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

The investment objective for this Fund has been modified. The investment objective now is to seek current income and, as a secondary objective, capital appreciation.

Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	5 Years	Life of Fund
Class A (before taxes)	-25.52%	-1.53%	0.42%
(after taxes on distributions)(2)	-26.94	-2.76	-0.61
(after taxes on distributions and sale of shares)(2)	-16.32	-1.78	-0.10
Class B	-26.75	-1.50	0.67
Class C	-23.85	-1.14	0.69
Barclays Capital Aggregate Bond Index(3) (5)	5.24	4.65	5.53
Russell 3000 Index(3)	-37.31	-1.95	-1.65
MSCI-EAFE Index NDTR D(3)	-43.38	1.66	0.92
Principal LifeTime Strategic Income Blended Index(3)(4)	-7.47	3.42	3.53
Morningstar Target-Date 2000-2014 Category Average	-22.46	0.44	1.05

(1)	Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15, 2006, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.
(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.
(4)	The weightings for this blended index as of March 31, 2008, are 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2009, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index.
(5)	The Manager and portfolio manager believe the Barclays Capital Aggregate Bond Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the Russell 3000 Index. The Russell 3000 Index is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Replace the Example table with the following:

		If you sell your shares				If you do not sell your shares
			Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$478	$ 714	$ 970	$1,703	$478	$ 714	$ 970	$1,703
Class B	683	1,471	2,215	3,704	183	1,071	2,015	3,704
Class C	283	688	1,230	2,713	183	688	1,230	2,713

PREFERRED SECURITIES FUND

Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	5 Years	Life of Fund
Class A (before taxes)	-25.29%	-5.19%	-1.88%
(after taxes on distributions)(2)	-26.88	-6.84	-3.42
(after taxes on distributions and sale of shares)(2)	-15.99	-5.00	-2.23
Class C	-23.72	-5.06	-1.88
Merrill Lynch Fixed Rate Preferred Securities Index(3)(4)	-2.79	-0.65	-1.78
Barclays Capital U.S. Tier I Capital Securities Index (3)	-33.79	-5.75	-1.05
Preferreds Blended Index(3)(5)	-27.52	-5.24	-1.34
Merrill Lynch Hybrid Preferred Securities Index(3)	-2.79	-0.65	1.77
Morningstar Intermediate-Term Bond Category Average	-4.70	1.81	3.07

(1)	Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on May 1, 2002.
(2)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.
(4)	The Manager and portfolio managers believe this index is a better representation of the universe of investment choices open to the Fund under its investment philosophy. The former index, Merrill Lynch Hybrid Preferred Securities Index, is also shown.
(5)	The weightings for this blended index are 65% Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Securities Index.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Replace the Example table with the following:

		If you sell your shares				If you do not sell your shares
			Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$473	$706	$ 960	$1,685	$473	706	$ 960	$1,685
Class C	278	582	1,014	2,218	178	582	1,014	2,218

SAM FLEXIBLE INCOME PORTFOLIO
Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	5 Years	10 Years
Class A (before taxes)	-17.38%	0.21%	3.14%
(after taxes on distributions)(2)	-18.76	-1.18	1.48
(after taxes on distributions and sale of shares)(2)	-10.74	-0.44	1.79
Class B	-18.88	-0.14	2.90
Class C	-15.63	0.21	2.74
Barclays Capital Aggregate Bond Index(3)	5.24	4.65	5.63
S&P 500 Index(3)	-37.00	-2.19	-1.38
Capital Benchmark (20/80)(3)(4)	-4.56	3.39	4.41
Morningstar Conservative Allocation Category Average	-18.61	0.49	1.86

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.
(2)	After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.
(4)	The weightings for this blended index are 20% S&P 500 Index and 80% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Replace the Example table with the following:

		If you sell your shares				If you do not sell your shares
			Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$495	$ 748	$1,020	$1,797	$495	$748	$1,020	$1,797
Class B	702	1,024	1,273	2,118	202	624	1,073	2,118
Class C	300	618	1,062	2,296	200	618	1,062	2,296

SHORT-TERM BOND FUND
Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	5 Years	Life of Fund
Class A (before taxes)	-15.80%	-1.42%	1.21%
(after taxes on distributions)(2)	-17.35	-2.86	-0.35
(after taxes on distributions and sale of shares)(2)	-10.17	-1.95	0.17
Class C	-15.44	-1.80	0.68
Barclays Capital Government/Credit 1-3 Index(3)	-20.91	1.10	4.74
Morningstar Short-Term Bond Category Average	-4.23	1.23	2.71

(1)	Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Replace the Example table with the following:
		If you sell your shares				If you do not sell your shares
				Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$304	$472	$ 654	$1,181	$304	$472	$ 654	$1,181
Class C	273	746	1,365	3,035	173	746	1,365	3,035

SHORT-TERM INCOME FUND

Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	5 Years	10 Years
Class A (before taxes)	-3.32%	1.57%	3.66%
(after taxes on distributions)(2)	-4.59	0.27	2.00
(after taxes on distributions and sale of shares)(2)	-2.14	0.59	2.11
Class C	-2.74	1.34	3.10
Citigroup Broad Investment-Grade Credit 1-3 Years(3)	0.28	2.95	4.81
Morningstar Short-Term Bond Category Average	-4.23	1.23	3.38

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations November 1, 1993. The predecessor fund’s performance between 1996 and 2005 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.
(2)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance information reflects no deduction for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Replace the Example table with the following:

		If you sell your shares				If you do not sell your shares
				Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$314	$502	$ 707	$1,296	$314	$502	$ 707	$1,296
Class C	270	598	1,058	2,334	170	598	1,058	2,334

TAX-EXEMPT BOND FUND

Replace the Average Annual Total Return table with the following:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	5 Years	10 Years
Class A (before taxes)	-15.49%	-0.92%	2.03%
(after taxes on distributions)(2)	-15.49	-1.02	1.93
(after taxes on distributions and sale of shares)(2)	-8.44	-0.06	2.42
Class B	-16.68	-1.08	1.80
Class C	-13.79	-0.97	1.62
Barclays Capital Municipal Bond Index(3)	-2.47	2.71	4.26
Morningstar Muni National Long Category Average	-9.45	0.55	2.56

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on January 3, 1977. The predecessor fund’s performance in 2000 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.
(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
(3)	Index performance information reflects no deduction for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Replace the Example table with the following:

		If you sell your shares				If you do not sell your shares
			Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A	$477	$696	$931	$1,606	$477	$696	$931	$1,606
Class B	692	1,007	1,250	2,048	192	607	1,050	2,048
Class C	292	711	1,266	2,782	192	711	1,266	2,782

WEST COAST EQUITY FUND

On or about June 30, 2009, the West Coast Equity Fund will change its name to the Principal Capital Appreciation Fund. In conjunction with the name change, the Fund will also change its strategies and risks. The strategies and risks relevant to the Principal Capital Appreciation Fund are described below.

Sub-Advisor(s): Objective: Investor Profile:

Edge Asset Management, Inc. ("Edge")

The Fund seeks to provide long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below investment grade bonds and REIT securities.

Main Strategies and Risks

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of small, medium, and large capitalization companies.

The Fund may invest up to 20% of its assets in both real estate investment trust ("REIT") securities and below investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may invest up to 25% of its net assets in U.S. dollar denominated securities of foreign issuers.

In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Among the principal risks (defined in Appendix A of the Prospectus) of investing in the Fund are:

• Credit and Counterparty Risk	• Liquidity Risk	• Securities Lending Risk
• Equity Securities Risk	• Management Risk	• Small Company Risk
• Exchange Rate Risk	• Market Risk	• Underlying Fund Risk
• Foreign Securities Risk	• MidCap Stock Risk	• Value Stock Risk
• Growth Stock Risk	• Prepayment Risk
• High Yield Securities Risk	• Real Estate Securities Risk

The Principal Capital Appreciation Fund will continue to measure its performance against the Russell 3000 Index. The West Coast Equity Fund has changed its Morningstar category from the Morningstar Mid-Cap Blend Category Average to the Morningstar Large-Cap Blend Category Average. The Principal Capital Appreciation Fund will use the Morningstar Large-Cap Blend Category Average.

THE COSTS OF INVESTING

Shareholder Fees

Effective April 1, 2009, replace the "Shareholder Fees" table (and corresponding footnotes) on page 152 with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum sales charge imposed on purchases
(as a % of offering price)
All Equity Funds, except LargeCap S&P 500 Index Fund	5.50%(1)	None	None
Global Diversified Income Fund	3.75%(1)	N/A	None
Bond & Mortgage Securities, California Municipal, High Yield, Inflation Protection, Preferred
Securities, Principal Lifetime Strategic Income, and Tax-Exempt Bond Funds, and Sam Flexible
Income Portfolio	3.75%(1)	None	None
Short-Term Bond and Short-Term Income Funds	2.25%(1)	N/A	None
Government & High Quality Bond, Income and Mortgage Securities Funds	2.25%(1)	None	None
LargeCap S&P 500 Index Fund	1.50%(1)	N/A	None
Ultra Short Bond Fund	1.00%(1)	N/A	None
Money Market Fund	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge)
All Funds except LargeCap S&P 500 Index and Ultra Short Bond Funds	1.00%(2)	5.00%(4)	1.00%(5)
LargeCap S&P 500 Index and Ultra Short Bond Funds	0.25%(2)	N/A	1.00%(5)
Redemption or Exchange Fee
(as a % of amount redeemed/exchanged)
All Funds except Money Market and Ultra Short Bond Funds	1.00%(3)	1.00%(3)	1.00%(3)
Money Market and Ultra Short Bond Funds	None	None	None

(1)	Sales charges are reduced or eliminated for purchases of $50,000 ($250,000 for the Ultra Short Bond Fund and $100,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation Protection, Mortgage Securities, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or more. See "Front-end sales charge - Class A shares."
(2)	A contingent deferred sales charge applies on certain redemptions made within 12 months following purchases of $1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation Protection, Mortgage Securities, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and Tax- Exempt Bond Funds and the SAM Flexible Income Portfolio) or more made without a sales charge.
(3)	Excessive trading fees are charged when $30,000 or more of shares are redeemed or exchanged from one Fund to another Fund within 30 days after they are purchased.
(4)	Contingent deferred sales charges are reduced after 24 months and eliminated after 5 years.
(5)	A contingent deferred sales charge applies on certain redemptions made within 12 months.

CHOOSING A SHARE CLASS CLASS A SHARES

Purchase Without an Initial Sales Charge (Class A shares)

Effective April 1, 2009, replace the first bulleted in this section with the following:

  No initial sales charge will apply to purchases of $1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation Protection, Mortgage Securities, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or more, although a 1.00% (0.25% for LargeCap S&P 500 Index and Ultra Short Bond Funds) contingent deferred sales charge may apply to redemptions made within 12 months after purchase.

Effective April 1, 2009, replace the eleventh bulleted item in this section with the following:

  by any investor who buys Class A shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 12 months after purchase of $1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation Protection, Mortgage Securities, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or more will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities;

Effective April 1, 2009, replace the three Class A Sales Charges tables on page 185 (and corresponding footnotes on page 186) with the following two tables (and corresponding footnotes):

Class A Sales Charges(1)

     Bond & Mortgage Securities, California Municipal, Global Diversified Income, High Yield, Inflation Protection, Preferred Securities, Principal LifeTime Strategic Income, Tax-Exempt Bond Funds, and SAM Flexible Income Portfolio

	Sales Charge as % of:

	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.50%	1.52%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

Government & High Quality Bond, Income, Mortgage Securities, Short-Term Bond, and Short-Term Income Funds

	Sales Charge as % of:
	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.25%	1.27%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

(1)	Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.
(2)	The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25% on the amount purchased in excess of $10 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A, B, and C shares.

Contingent Deferred Sales Charge ("CDSC") on Class A Shares.

Effective April 1, 2009, replace the first paragraph of this section with the following:

Class A shares purchased in ($500,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation Protection, Mortgage Securities, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or more (other than shares of the Money Market Fund) are generally subject to a CDSC of 1.00% (0.25% for the LargeCap S&P 500 Index and Ultra Short Bond Funds) if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases. The CDSC may be waived for redemptions of Class A shares as described under "CDSC Calculation and Waivers."

MANAGEMENT OF THE FUNDS

Cash Management Program

On or about May 1, 2009, the following funds will be added to the Cash Management Program as described in the prospectus: LargeCap Blend Fund I, LargeCap Blend Fund II, and LargeCap Growth Fund I.

The Sub-Advisors

Columbus Circle Investors

On March 1, 2009, Columbus Circle Investors added Thomas J. Bisighini as a portfolio manager to the LargeCap Growth Fund. Mr. Rizza is the lead portfolio manager, and Mr. Bisighini has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

Thomas J. Bisighini, CFA. Mr. Bisighini, Senior Vice President/Senior Securities Analyst, joined Columbus Circle Investors in May 2004. He earned a BS from Bentley College and an MBA in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Edge Asset Management, Inc.

Replace the biographical information for Gary Pokrzywinski with the following:

Gary Pokrzywinski, CFA. Mr. Pokrzywinski, Managing Director, Head of Fixed Income, leads a team of investment professionals that is responsible for the management of the Fixed-Income Funds for which Edge serves as subadvisor. Mr. Pokrzywinski has been employed at Edge since 1992. He earned a Bachelor's degree in Finance and Management Information Systems from the University of Wisconsin. Mr. Pokrzywinski has earned the right to use the Chartered Financial Analyst designation and is a member of the Seattle Investment Society and the Association for Investment Management and Research. Mr. Pokrzywinski's employment contract terminates December 31, 2009. He has elected not to renew his contract. Edge expects that Mr. Pokrzywinski will continue as the portfolio manager of the High Yield Fund through December 31, 2009 and that he will be succeeded by two co-portfolio managers, Mr. Mark Denkinger and Mr. Darrin Smith. Biographical information about Mr. Denkinger and Mr. Smith is included in the Sub-Advisors section under Principal Global Investors, LLC.

Replace the biographical information for Randall L. Yoakum with the following:

Randall L. Yoakum, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation, joined Edge in 1999. He earned a Bachelor's degree from Pacific Lutheran University and an MBA from Arizona State University. He has earned the right to use the Chartered Financial Analyst designation. Mr. Yoakum's employment contract terminates December 31, 2009. He has elected not to renew his contract. Edge expects that Mr. Yoakum will continue as co-portfolio manager of the SAM Portfolios through December 31, 2009 and that Mr. Meighan, the co-portfolio manager of the SAM Portfolios since 2003, will continue as portfolio manager thereafter.

Dividends and Distributions

Effective April 21, 2009, the dividends and distribution schedule information for the Money Market Fund will change as follows:

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.